REPORTING ENTITY - Spin off BAC Holding - Realization of other comprehensive income (Details) - COP ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Comprehensive Income items which were reclassified to profit or loss
Hedged Items		$ 514,713	$ (797,514)	$ (6,675,329)
Hedging derivative instruments				4,051,499
Hedging non-derivative instruments		(500,007)	760,997	2,549,821
Foreign currency translation differences from unhedged foreign operations		247,019	(409,671)	1,356,213
Unrealized gains on debt securities at FVOCI		(112,692)	1,795,666	(2,187,495)
Income tax		238,675	(818,733)	(1,926,071)
Total other comprehensive income that will be reclassified to profit or loss, net of tax		$ 458,118	$ 458,930	(2,752,028)
BAC Holding International Corp
Other Comprehensive Income items which were reclassified to profit or loss
Total other comprehensive income that will be reclassified to profit or loss, net of tax				$ 1,429,325
BAC Holding International Corp | Ifrs Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member]
Other Comprehensive Income items which were reclassified to profit or loss
Hedged Items	$ 6,551,200
Hedging derivative instruments	(4,013,210)
Hedging non-derivative instruments	(2,761,143)
Foreign currency translation differences from unhedged foreign operations	(1,267,033)
Unrealized gains on debt securities at FVOCI	98,947
Income tax	2,443,861
Total other comprehensive income that will be reclassified to profit or loss, net of tax	1,052,622
Total other comprehensive income that will be reclassified to profit or loss, net of tax - Attributable to owners of the parent	723,535
Total reclassifications of Other Comprehensive Income to profit or loss - Attributable to non-controlling interest	329,087
Total reclassifications of Other Comprehensive Income to retained earnings	(7,735)
Total reclassifications of Other Comprehensive Income to retained earnings - Attributable to owners of the parent	(5,317)
Total reclassifications of Other Comprehensive Income to retained earnings - Attributable to non-controlling interest	$ (2,418)
Proportion of ownership interest in subsidiary	68.74%